Cover	Aug. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	HYLIION HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38823
Entity Tax Identification Number	82-2538002
Entity Address, Address Line One	1202 BMC Drive, Suite 100
Entity Address, City or Town	Cedar Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78613
City Area Code	833
Local Phone Number	495-4466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HYLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001759631
Amendment Flag	false